Property and Equipment, Net - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Depreciation expense	¥ 7,342,946	¥ 12,172,802	¥ 20,659,686